Property Plant and Equipment - Additional Information (Detail) (Detail) - Micromidas, Inc. - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 103,894	$ 100,313	$ 437,399	$ 601,464
Capitalized interest cost	$ 780,237		$ 719,890	$ 442,301